PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Feb. 29, 2024	Feb. 28, 2023
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 547,675	$ 423,891
Less: accumulated depreciation	(133,596)	(125,562)
Less: accumulated impairment loss	(8,760)	(9,452)
Property and equipment, net	405,319	288,877
Building
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	57,777	59,987
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	84,925	50,126
Computer, network equipment and software
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	114,976	96,162
Vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	769	810
Office equipment and furniture
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	2,799	6,627
Construction in progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 286,429	$ 210,179